Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage revenues, net	$ 51,934	$ 244,020	$ 368,447
Service revenues, net	0	725,805	1,817,077
Revenues	51,934	969,825	2,185,524
Vessels and drilling units operating expenses	45,563	371,074	844,260
Depreciation and amortization	3,466	227,652	449,792
Goodwill impairment	7,002	0	0
Loss on contract cancellation	0	28,241	1,307
Impairment loss, gain/loss from sale of vessels and vessel owning companies and other	106,343	1,057,116	38,148
General and administrative expenses	39,708	104,912	193,686
Gain/(loss) on interest rate swaps	403	(11,601)	(15,528)
Gain on debt restructuring	10,477	0	0
Income taxes	(38)	(37,119)	(77,823)
Net income/(loss)	(198,686)	(2,808,086)	58,020
Net income/(loss) attributable to Dryships Inc.	(198,686)	(2,847,061)	(47,512)
Interest and finance cost	(8,857)	(177,655)	(412,185)
Interest income	81	6,050	13,310
Change in fair value of derivatives (gain)/loss	(2,193)	(10,848)	(29,304)
Total assets	193,730	476,052	10,476,589
Drybulk Segment
Voyage revenues, net	30,777	115,598	205,630
Vessels and drilling units operating expenses	30,969	87,704	90,376
Depreciation and amortization	0	65,607	99,631
Loss on contract cancellation	0	28,241	1,307
Impairment loss, gain/loss from sale of vessels and vessel owning companies and other	35,470	1,000,485	38,148
General and administrative expenses	29,822	44,519	48,441
Gain/(loss) on interest rate swaps	917	(567)	(1,142)
Gain on debt restructuring	10,477	0	0
Net income/(loss)	(69,966)	(1,180,056)	(206,303)
Net income/(loss) attributable to Dryships Inc.	(69,966)	(1,180,056)	(206,303)
Interest and finance cost	(8,706)	(45,321)	(102,806)
Interest income	66	76	1,074
Change in fair value of derivatives (gain)/loss	(1,957)	(10,768)	(21,069)
Total assets	162,532	342,287	1,731,295
Offshore Support Segment
Voyage revenues, net	21,157	8,118
Vessels and drilling units operating expenses	14,587	3,977
Depreciation and amortization	3,466	672
Goodwill impairment	7,002
Impairment loss, gain/loss from sale of vessels and vessel owning companies and other	70,873	0
General and administrative expenses	9,849	2,858
Income taxes	(38)	(188)
Net income/(loss)	(86,553)	(2,711)
Net income/(loss) attributable to Dryships Inc.	(86,553)	(2,657)
Interest and finance cost	(93)	(105)
Interest income	13	2
Change in fair value of derivatives (gain)/loss	0	(6)
Total assets	31,191	131,124
Drilling Segment
Service revenues, net	0	725,805	1,817,077
Vessels and drilling units operating expenses	0	259,623	727,832
Depreciation and amortization	0	155,352	325,744
General and administrative expenses	0	46,989	131,745
Gain/(loss) on interest rate swaps	0	(9,588)	(12,671)
Income taxes	0	(36,931)	(77,823)
Net income/(loss)	(41,454)	(1,601,451)	259,654
Net income/(loss) attributable to Dryships Inc.	(41,454)	(1,640,480)	154,122
Interest and finance cost	0	(123,463)	(298,839)
Interest income	0	5,954	12,227
Change in fair value of derivatives (gain)/loss	0	349	(15,909)
Total assets	0	0	8,095,212
Tanker Segment
Voyage revenues, net	0	120,304	162,817
Vessels and drilling units operating expenses	7	19,770	26,052
Depreciation and amortization	0	6,021	24,417
Impairment loss, gain/loss from sale of vessels and vessel owning companies and other	0	56,631	0
General and administrative expenses	37	10,546	13,500
Gain/(loss) on interest rate swaps	(514)	(1,446)	(1,715)
Net income/(loss)	(713)	(23,868)	4,669
Net income/(loss) attributable to Dryships Inc.	(713)	(23,868)	4,669
Interest and finance cost	(58)	(8,766)	(10,540)
Interest income	2	18	9
Change in fair value of derivatives (gain)/loss	(236)	(422)	7,674
Total assets	$ 7	$ 2,641	$ 650,082